other long-term assets (Details) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
other long-term assets
Pension assets	$ 453	$ 13
Unbilled customer finance receivables	545	361
Derivative assets	76	40
Deferred income taxes	35	11	$ 6
Costs incurred to obtain or fulfill contracts with customers	109	103
Real estate joint venture advances	114	114
Investment in real estate joint venture	1	1
Investment in associates	100	69
At fair value through net income	26	13
At fair value through other comprehensive income	370	223
Prepaid maintenance	62	50
Refundable security deposits and other	113	108
Total	$ 2,004	$ 1,106